UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3726

Dreyfus New York Tax-Exempt Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/10

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

Dreyfus
New York Tax Exempt
Bond Fund, Inc.

SEMIANNUAL REPORT November 30, 2010

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
28	Statement of Assets and Liabilities
29	Statement of Operations
30	Statement of Changes in Net Assets
31	Financial Highlights
32	Notes to Financial Statements
40	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus New York
Tax Exempt Bond Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus NewYork Tax Exempt Bond Fund, Inc., covering the six-month period from June 1, 2010, through November 30, 2010.

Municipal bonds delivered respectable returns during the reporting period, despite periodic bouts of volatility — most notably as we write this Letter — stemming from economic uncertainty and year-end technical factors which affect the municipal bond markets. Although U.S. GDP growth was positive throughout the reporting period, the economic recovery has been milder than historical averages. Stubbornly high levels of unemployment, lower revenue streams and persistent weakness in housing markets continue to weigh on domestic economic activity, putting pressure on the fiscal conditions of many state and local governments. Yet, municipal bond prices were supported by positive supply-and-demand dynamics and robust demand from investors seeking alternatives to low-yielding money market funds.

We are cautiously optimistic regarding economic and market prospects in 2011. A weaker U.S. dollar is likely to support exports and limit imports and residential construction appears set to begin recovering from depressed levels. However, some state and local municipalities continue to face budget shortfalls as a result of the current subpar economic recovery. So is your portfolio positioned accordingly? Talk with your financial advisor, who can help you evaluate your portfolio investments given these recent market events to help meet, and possibly adjust, your individual tax-exempt investment needs and future capital goals.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2010, through November 30, 2010, as provided by Thomas Casey and David Belton, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended November 30, 2010, Dreyfus New York Tax Exempt Bond Fund achieved a total return of 0.65%.1 The Barclays Capital Municipal Bond Index (the “Index”), a broadly diversified index comprising municipal bonds issued in states from across the nation, the fund’s benchmark, achieved a total return of 1.11% for the same period.2

Municipal bonds paused in their long advance during the reporting period as the market’s supply-and-demand dynamics changed. The fund produced lower returns than its benchmark, due primarily to its focus on higher-quality securities.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity. The fund will invest at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“junk” bonds) or the unrated equivalent as determined by Dreyfus.

We focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

pricing inefficiencies in the municipal bond market.We actively trade among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values.

Market Reversed Course as Technical Influences Changed

The U.S. economic rebound persisted over the summer and fall of 2010, but the pace of recovery remained slower than historical averages.At the start of the reporting period, investors continued to digest recent economic developments, including a resurgent sovereign debt crisis in Europe and stubbornly high unemployment in the United States. Like most states, NewYork still struggled with fiscal pressures in the aftermath of the recession, but improved conditions on Wall Street helped bolster tax revenues. Nonetheless, the Federal Reserve Board left short-term interest rates unchanged in a historically low range between 0% and 0.25%, and it embarked on a new round of quantitative easing.

After continuing to rally early in the reporting period, municipal bonds encountered heightened volatility when market sentiment began to change. Supply-and-demand dynamics had been favorable as the federally subsidized Build America Bonds program shifted a substantial portion of new issuance to the taxable bond market, but it became clearer in the fall that the program probably would be allowed to expire at the end of the calendar year. Consequently, investors began to sell longer-maturity municipal bonds in anticipation of a more ample supply of securities, putting downward pressure on prices. By the end of November, the market had given back all of the reporting period’s previous gains.

Quality Bias Dampened Relative Returns

Although the fund’s participation in the rally over the reporting period’s first half was limited to a degree by its bias toward higher-quality securities, a relatively defensive investment posture helped cushion later market volatility. In addition, the fund received positive results from investment-grade bonds backed by dedicated revenues, including those from hospitals and airports.The fund also benefited from underweighted exposure to general obligation bonds, which trailed market averages. Disappointments during the reporting period included bonds backed by educational institutions, electric utilities and waterworks.

We set the fund’s average duration in a position that was modestly longer than industry averages, a strategy that had little impact of relative performance. However, our focus on bonds with maturities in the 12-to 20-year range benefited the fund as yield differences were relatively steep in the intermediate-term segment of the maturity spectrum.

Weathering a Period of Transition

While we expect the U.S. economic recovery to persist, recent municipal bond market behavior suggests that we may see heightened volatility during the transition to a more robust supply of newly issued bonds in 2011. In addition, we believe that many states, including NewYork, will continue to struggle with budget pressures. Therefore, we expect the municipal bond market to begin responding more to fundamental factors than to technical influences.

We are more optimistic over the longer term. Once the transition to a more ample supply of tax-exempt securities is complete, demand for municipal bonds seems likely to stay robust as investors respond to higher state taxes and possible federal income tax increases down the road.

December 15, 2010

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-NewYork residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-
grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus NewYork Tax Exempt Bond Fund, Inc. from June 1, 2010 to November 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2010

Expenses paid per $1,000†	$ 3.67
Ending value (after expenses)	$1,006.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2010

Expenses paid per $1,000†	$ 3.70
Ending value (after expenses)	$1,021.41

† Expenses are equal to the fund’s annualized expense ratio of .73%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.8%	Rate (%)	Date	Amount ($)	Value ($)
New York—92.4%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.75	11/15/22	2,000,000	2,081,600
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/27	5,050,000	4,922,639
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/32	13,025,000	12,342,490
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	20,000,000 [a,b]	21,302,000
Buffalo,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/12	1,800,000	1,869,282
Buffalo,
GO (Insured; National Public
Finance Guarantee Corp.)	5.13	12/1/14	2,820,000	2,914,639
Buffalo Fiscal Stability
Authority, Sales Tax and State
Aid Secured Bonds (Insured;
National Public Finance
Guarantee Corp.)	4.50	9/1/18	1,110,000	1,238,716
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/11	1,160,000	1,162,088
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/12	1,225,000	1,226,739
Erie County,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.25	4/1/18	2,000,000	2,164,920

TheFund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Hempstead Local Development
Corporation, Revenue (Molloy
College Project)	5.70	7/1/29	5,000,000	5,263,050
Hempstead Town Industrial
Development Agency, Civic
Facility Revenue (Hofstra
University Civic Facility)	5.25	7/1/18	1,730,000	1,860,096
JPMorgan Chase Putters/Drivers
Trust (New York State
Dormitory Authority, Revenue
(The Rockefeller University))	5.00	7/1/18	8,000,000 [a,b]	8,426,240
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	7,000,000	7,626,430
Long Island Power Authority,
Electric System General
Revenue (Insured; AMBAC)	5.50	12/1/11	5,000,000	5,228,150
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	12/1/14	16,000,000	18,602,080
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	9/1/25	23,765,000	24,627,907
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/25	10,000,000	10,349,700
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.50	11/15/30	10,325,000	11,137,887
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	11/15/25	10,000,000	10,330,600
Metropolitan Transportation
Authority, Service Contract
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/24	10,000,000	10,516,200

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/25	3,505,000	3,618,141
Metropolitan Transportation
Authority, Transportation Revenue	5.25	11/15/28	6,680,000	6,972,050
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/29	17,300,000	17,487,013
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/35	10,000,000	9,852,500
Metropolitan Transportation
Authority, Transportation Revenue	5.25	11/15/36	10,000,000	10,025,700
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood
Energy Center, LLC Project)	5.25	6/1/27	12,750,000	12,831,600
New York City,
GO	5.80	8/1/11	190,000	190,794
New York City,
GO	5.25	10/15/19	1,875,000	2,050,050
New York City,
GO	5.00	11/1/19	9,000,000	9,847,980
New York City,
GO	5.00	4/1/20	3,500,000	3,818,360
New York City,
GO	5.00	8/1/20	2,000,000	2,183,300
New York City,
GO	5.25	10/15/22	2,000,000	2,136,560
New York City,
GO	5.50	6/1/23	25,000	26,961
New York City,
GO	5.00	8/1/27	8,825,000	9,377,180
New York City,
GO (Insured; AMBAC)	5.75	8/1/16	3,000,000	3,208,500
New York City,
GO (Insured; AMBAC) (Prerefunded)	5.75	8/1/12	2,000,000 [c]	2,173,000
New York City,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	10/15/19	1,450,000	1,596,856

TheFund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/18	11,000,000		12,140,590
New York City,
GO (Prerefunded)	5.50	6/1/13	100,000	[c]	111,946
New York City,
GO (Prerefunded)	5.25	10/15/13	3,125,000	[c]	3,526,000
New York City Health and
Hospitals Corporation,
Health System Revenue	5.00	2/15/30	10,000,000		10,229,000
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal—Federation of
Jewish Philanthropies of
New York, Inc. Project)	5.00	7/1/12	1,460,000		1,560,652
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal—Federation of
Jewish Philanthropies of
New York, Inc. Project)	5.25	7/1/15	1,640,000		1,841,080
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal—Federation of
Jewish Philanthropies of
New York, Inc. Project)	5.00	7/1/27	1,000,000		1,027,110
New York City Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater New York Project)	5.00	8/1/36	5,850,000		5,382,058
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	5.00	3/1/31	10,810,000		10,468,080
New York City Industrial
Development Agency,
Special Facility Revenue
(American Airlines, Inc.
John F. Kennedy International
Airport Project)	8.00	8/1/28	5,850,000		6,214,923

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/16	2,000,000	2,174,140
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/16	2,830,000	3,015,478
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/27	23,000,000	24,318,820
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/39	10,000,000	10,026,200
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.25	6/15/40	10,000,000	10,422,400
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	11,025,000	11,835,889
New York City Transit Authority,
Metropolitan Transportation
Authority, Triborough Bridge
and Tunnel Authority, COP
(Insured; AMBAC)	5.63	1/1/13	2,675,000	2,684,496
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/22	19,000,000	20,009,660
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	1/15/24	10,000,000	10,402,400
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/27	10,000,000	10,397,500

TheFund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/23	10,000,000	10,620,200
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	0/14.00	11/1/29	9,000,000 [d]	8,900,280
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/22	14,890,000	16,273,877
New York City Trust for Cultural
Resources, Revenue (The
Museum of Modern Art)	5.00	4/1/31	5,000,000	5,235,550
New York Convention Center
Development Corporation,
Revenue (Hotel Unit Fee
Secured) (Insured; AMBAC)	5.00	11/15/18	3,440,000	3,706,222
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/35	325,000	313,446
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; FGIC)	5.63	7/1/16	9,120,000	10,124,568
New York State Dormitory
Authority, Court Facilities LR
(The City of New York Issue)	5.75	5/15/14	3,715,000	4,068,185
New York State Dormitory
Authority, Insured Revenue
(Barnard College) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/37	11,000,000	11,085,470
New York State Dormitory
Authority, Insured Revenue
(Fashion Institute of
Technology Student Housing
Corporation) (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/16	3,755,000	4,082,774

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Insured Revenue
(Fashion Institute of
Technology Student Housing
Corporation) (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/20	4,490,000	4,927,461
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/27	33,625,000	39,844,953
New York State Dormitory
Authority, LR (Municipal
Health Facilities
Improvement Program)
(New York City Issue)	5.00	1/15/25	10,000,000	10,437,700
New York State Dormitory
Authority, LR (State
University Educational
Facilities) (Insured; FGIC)
(Prerefunded)	5.50	7/1/11	10,000,000 [c]	10,307,600
New York State Dormitory
Authority, Mortgage Hospital
Revenue (Hospital for Special
Surgery) (Collateralized; FHA)	6.25	8/15/34	4,010,000	4,430,048
New York State Dormitory
Authority, Mortgage Hospital
Revenue (The Long Island
College Hospital)
(Collateralized; FHA)	6.00	8/15/15	1,680,000	1,790,023
New York State Dormitory
Authority, Revenue (Carmel
Richmond Nursing Home) (LOC;
Allied Irish Banks)	5.00	7/1/15	2,000,000	2,014,940
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/19	15,000,000	16,981,050

TheFund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/20	5,000,000	5,593,850
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/21	10,000,000	11,056,600
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/23	10,255,000	11,118,984
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/35	7,500,000	7,803,900
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/37	6,035,000	6,265,235
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/12	1,450,000	1,492,253
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/13	2,605,000	2,676,585
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/20	3,000,000	3,528,210
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)	0.00	7/1/28	18,335,000 [e]	9,027,237
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/18	30,000	32,397
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	6.75	2/15/23	5,700,000	6,718,077

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured;
National Public Finance
Guarantee Corp.)	5.00	2/15/21	10,150,000	10,768,642
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Prerefunded)	5.25	2/15/14	2,305,000 [c]	2,603,359
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/25	6,105,000	6,176,917
New York State Dormitory
Authority, Revenue (Mount
Sinai Hospital Obligated Group)	5.00	7/1/26	8,395,000	8,603,532
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.50	7/1/25	9,000,000	9,519,750
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/27	5,045,000	5,068,661
New York State Dormitory
Authority, Revenue (Municipal
Health Facilities Improvement
Program) (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.50	7/15/11	1,350,000 [c]	1,394,280
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/13	1,450,000	1,544,352
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/14	1,855,000	2,005,700

TheFund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/16	2,055,000	2,174,437
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/19	1,395,000	1,440,421
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/22	10,000,000	10,310,600
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.00	5/1/18	3,280,000	3,400,966
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.50	5/1/37	4,500,000	4,587,840
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.75	5/1/37	7,880,000	8,166,674
New York State Dormitory
Authority, Revenue (North
Shore University Hospital at
Forest Hills) (Insured;
National Public Finance
Guarantee Corp.)	5.50	11/1/13	2,625,000	2,839,384
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	2,500,000	2,502,350
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	7,500,000	7,400,850
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/12	1,000,000	1,080,550

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue
(Rivington House
Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/14	5,430,000	5,992,222
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	6.25	7/1/29	11,000,000	12,176,670
New York State Dormitory
Authority, Revenue
(Saint Barnabas Hospital)
(Insured; AMBAC)	5.25	8/1/15	2,135,000	2,247,984
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	5.88	5/15/11	10,000,000	10,234,900
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	7.50	5/15/11	1,140,000	1,174,998
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; Assured
Guaranty Municipal Corp.)	5.75	5/15/16	5,000,000	5,969,800
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.25	5/15/13	2,500,000	2,650,675
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.50	5/15/13	11,010,000	11,600,466
New York State Dormitory
Authority, Revenue
(State University
Educational Facilities)
(Insured; National
Public Finance Guarantee Corp.)	5.50	5/15/13	10,125,000	10,848,533

TheFund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.25	5/15/15	6,825,000		7,594,997
New York State Dormitory
Authority, Revenue
(Teachers College)	5.00	3/1/24	2,500,000		2,652,450
New York State Dormitory
Authority, Revenue (The
Bronx-Lebanon Hospital Center)
(LOC; TD Bank)	6.50	8/15/30	5,000,000		5,527,750
New York State Dormitory
Authority, Revenue
(The New School)	5.25	7/1/30	5,000,000		5,073,100
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	16,000,000		16,814,080
New York State Dormitory
Authority, Revenue (Upstate
Community Colleges)	5.25	7/1/18	2,000,000		2,172,800
New York State Dormitory
Authority, Revenue (Winthrop
University Hospital Association)	5.50	7/1/32	1,000,000		989,980
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/31	20,000,000		20,808,600
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(Education) (Prerefunded)	5.00	3/15/13	4,600,000	[c]	5,054,480
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(Education) (Prerefunded)	5.05	3/15/13	500,000	[c]	549,970
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(Education) (Prerefunded)	5.38	3/15/13	5,000,000	[c]	5,536,600

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.25	2/15/22	10,000,000	11,184,900
New York State Energy
Research and Development
Authority, PCR (Central
Hudson Gas and Electric
Corporation Project)
(Insured; AMBAC)	5.45	8/1/27	9,000,000	9,150,390
New York State Housing Finance
Agency, Housing Revenue
(Capitol Green Apartments)
(Collateralized; FNMA)	4.38	11/15/17	1,000,000	1,026,540
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	9/15/18	1,400,000	1,583,988
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	3/15/34	10,000,000	10,192,400
New York State Housing Finance
Agency, State Personal
Income Tax Revenue
(Economic Development
and Housing) (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/15/20	1,270,000	1,393,139
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.55	10/1/12	2,855,000	2,861,995
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.80	10/1/28	245,000	255,072
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	4/1/29	8,090,000	8,091,942
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.35	10/1/33	8,250,000	8,488,590
New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	3,500,000	3,779,335

TheFund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Thruway Authority,
General Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000	5,253,750
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	10,000,000	10,926,800
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	17,500,000	18,986,275
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	15,035,000	15,819,977
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000	5,656,450
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/24	13,090,000	13,814,401
New York State Urban Development
Corporation, Corporate Purpose
Subordinated Lien Bonds	5.13	7/1/18	4,550,000	4,918,141
New York State Urban Development
Corporation, Service Contract
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/20	10,000,000	11,266,600
New York State Urban Development
Corporation, State Facilities
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.70	4/1/20	20,000,000	23,475,800
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP Facility)	5.55	11/15/15	2,500,000	2,509,850
Niagara Falls City School
District, COP (High School
Facility) (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/15/19	3,250,000	3,456,115

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Niagara Falls City School
District, COP (High School
Facility) (Insured; National
Public Finance Guarantee Corp.)	5.63	6/15/13	2,045,000	2,299,889
Orange County Industrial
Development Agency, Life Care
Community Revenue (The Glen
Arden, Inc. Project)	5.70	1/1/28	4,600,000	3,655,528
Port Authority of New York and
New Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	15,000,000	17,588,100
Port Authority of New York and
New Jersey (Consolidated Bonds,
132nd Series)	5.00	9/1/33	10,000,000	10,196,100
Port Authority of New York and
New Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/18	5,000,000	5,673,600
Port Authority of New York and New
Jersey (Consolidated Bonds,
152nd Series)	5.00	11/1/28	8,000,000	8,041,520
Port Authority of New York and
New Jersey (Consolidated Bonds,
163rd Series)	5.00	7/15/35	10,000,000	10,319,500
Port Authority of New York and
New Jersey, Special Project
Bonds (JFK International Air
Terminal LLC Project)
(Insured; National Public
Finance Guarantee Corp.)	6.25	12/1/13	6,000,000	6,355,740
Port Authority of New York and
New Jersey, Special
Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; National Public
Finance Guarantee Corp.)	6.25	12/1/14	10,000,000	10,660,900
Rensselaer County Industrial
Development Agency,
Civic Facility Revenue
(Rensselaer Polytechnic
Institute Project)	5.00	3/1/36	15,055,000	15,147,137

TheFund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; AMBAC)	5.00	10/15/29	11,000,000		11,421,520
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	10/15/18	20,000,000		22,495,200
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	10/15/24	10,000,000		10,480,300
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson’s Ferry Project)	5.00	11/1/12	1,455,000		1,514,655
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson’s Ferry Project)	5.00	11/1/13	1,000,000		1,051,480
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	13,000,000		11,484,460
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency
Contract Secured)	5.50	6/1/20	10,755,000		11,560,980
Triborough Bridge and Tunnel
Authority, General Purpose Revenue	5.25	11/15/19	5,000,000		5,343,200
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.38	1/1/16	7,500,000	[c]	8,989,125
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.50	1/1/22	10,540,000	[c]	13,093,631
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/12	1,500,000		1,631,220
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/28	5,000,000		5,283,700

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/30	10,000,000	10,443,400
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/33	8,900,000	9,147,865
Triborough Bridge and Tunnel
Authority, Special Obligation
Revenue (Insured;
National Public Finance
Guarantee Corp.)
(Prerefunded)	5.13	1/1/14	3,000,000 [c]	3,385,380
Troy Capital Resource Corporation,
Revenue (Rensselaer
Polytechnic Institute Project)	5.00	9/1/30	4,000,000	4,033,520
TSASC, Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	4,500,000	4,330,845
TSASC, Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/42	11,730,000	9,117,612
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/21	1,390,000	1,336,388
U.S. Related—7.4%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	1,000,000	1,014,090
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.63	7/1/40	4,500,000	4,231,350
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/15	3,000,000	3,334,050
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	10,000,000	10,257,000
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	10,000,000	9,895,800

TheFund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	5,000,000	5,079,550
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	0.00	7/1/27	22,625,000 [e]	8,417,405
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	5,500,000	5,774,120
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/27	10,000,000	10,352,700
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/38	5,000,000	5,031,450
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000	5,022,950
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	5,000,000	5,308,350
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	5,500,000	5,973,880
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	13,000,000	13,735,930
University of Puerto Rico,
University System Revenue	5.00	6/1/30	10,000,000	9,463,600
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	6.38	10/1/19	1,000,000	1,011,940
Total Long-Term Municipal Investments
(cost $1,345,860,613)				1,392,175,525

Short-Term Municipal	Coupon	Maturity	Principal
Investments—.7%	Rate (%)	Date	Amount ($)		Value ($)
New York;
New York City,
GO Notes (LOC;
JPMorgan Chase Bank)	0.25	12/1/10	1,200,000	[f]	1,200,000
New York City,
GO Notes (LOC;
JPMorgan Chase Bank)	0.29	12/1/10	900,000	[f]	900,000
New York City,
GO Notes (LOC;
JPMorgan Chase Bank)	0.29	12/1/10	3,300,000	[f]	3,300,000
New York City,
GO Notes (LOC;
JPMorgan Chase Bank)	0.29	12/1/10	2,500,000	[f]	2,500,000
New York City,
GO Notes (LOC;
JPMorgan Chase Bank)	0.29	12/1/10	2,000,000	[f]	2,000,000
Total Short-Term Municipal Investments
(cost $9,900,000)					9,900,000

Total Investments (cost $1,355,760,613)			100.5%		1,402,075,525
Liabilities, Less Cash and Receivables			(.5%)		(7,032,528)
Net Assets			100.0%		1,395,042,997

a Collateral for floating rate borrowings.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2010, these securities had a market value of $29,728,240 or 2.1% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f Variable rate demand note—rate shown is the interest rate in effect at November 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

TheFund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	37.0
AA		Aa		AA	31.8
A		A		A	20.6
BBB		Baa		BBB	7.5
BB		Ba		BB	1.1
B		B		B	.5
F1		MIG1/P1		SP1/A1	.6
Not Rated[g]		Not Rated[g]		Not Rated[g]	.9
					100.0

† Based on total investments.
g Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

TheFund 27

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,355,760,613	1,402,075,525
Cash		394,511
Interest receivable		19,802,066
Receivable for shares of Common Stock subscribed		171,902
Prepaid expenses		15,391
		1,422,459,395
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		804,208
Payable for floating rate notes issued—Note 4		14,000,000
Payable for investment securities purchased		11,676,173
Payable for shares of Common Stock redeemed		749,981
Interest and expense payable related to
floating rate notes issued—Note 4		27,134
Accrued expenses		158,902
		27,416,398
Net Assets ($)		1,395,042,997
Composition of Net Assets ($):
Paid-in capital		1,352,945,734
Accumulated undistributed investment income—net		48,816
Accumulated net realized gain (loss) on investments		(4,266,465)
Accumulated net unrealized appreciation
(depreciation) on investments		46,314,912
Net Assets ($)		1,395,042,997
Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		95,254,420
Net Asset Value, offering and redemption price per share ($)		14.65

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2010 (Unaudited)

Investment Income ($):
Interest Income	32,654,338
Expenses:
Management fee—Note 3(a)	4,313,014
Shareholder servicing costs—Note 3(b)	636,712
Directors’ fees and expenses—Note 3(c)	100,809
Interest and expense related to floating rate notes issued—Note 4	55,293
Professional fees	44,938
Custodian fees—Note 3(b)	42,608
Prospectus and shareholders’ reports	14,796
Registration fees	13,664
Loan commitment fees—Note 2	5,567
Miscellaneous	33,409
Total Expenses	5,260,810
Less—reduction in fees due to earnings credits—Note 3(b)	(982)
Net Expenses	5,259,828
Investment Income—Net	27,394,510
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(184,169)
Net unrealized appreciation (depreciation) on investments	(18,436,251)
Net Realized and Unrealized Gain (Loss) on Investments	(18,620,420)
Net Increase in Net Assets Resulting from Operations	8,774,090

See notes to financial statements.

TheFund 29

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2010	Year Ended
	(Unaudited)	May 31, 2010
Operations ($):
Investment income—net	27,394,510	55,553,631
Net realized gain (loss) on investments	(184,169)	1,501,644
Net unrealized appreciation
(depreciation) on investments	(18,436,251)	62,156,228
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,774,090	119,211,503
Dividends to Shareholders from ($):
Investment income—net	(27,789,759)	(55,317,696)
Capital Stock Transactions ($):
Net proceeds from shares sold	45,133,293	81,492,265
Dividends reinvested	20,959,423	41,476,134
Cost of shares redeemed	(82,042,187)	(128,440,114)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(15,949,471)	(5,471,715)
Total Increase (Decrease) in Net Assets	(34,965,140)	58,422,092
Net Assets ($):
Beginning of Period	1,430,008,137	1,371,586,045
End of Period	1,395,042,997	1,430,008,137
Undistributed investment income—net	48,816	444,065
Capital Share Transactions (Shares):
Shares sold	3,023,102	5,602,882
Shares issued for dividends reinvested	1,401,539	2,849,808
Shares redeemed	(5,510,091)	(8,830,029)
Net Increase (Decrease) in Shares Outstanding	(1,085,450)	(377,339)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distri-butions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2010				Year Ended May 31,
(Unaudited)		2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	14.84	14.18	14.44	14.64	14.58	15.02
Investment Operations:
Investment income—net[a]	.29	.58	.58	.57	.58	.59
Net realized and unrealized
gain (loss) on investments	(.19)	.65	(.25)	(.17)	.07	(.40)
Total from
Investment Operations	.10	1.23	.33	.40	.65	.19
Distributions:
Dividends from
investment income—net	(.29)	(.57)	(.57)	(.57)	(.58)	(.59)
Dividends from net realized
gain on investments	—	—	(.02)	(.03)	(.01)	(.04)
Total Distributions	(.29)	(.57)	(.59)	(.60)	(.59)	(.63)
Net asset value,
end of period	14.65	14.84	14.18	14.44	14.64	14.58
Total Return (%)	.65[b]	8.86	2.48	2.82	4.47	1.32
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73[c]	.73	.76	.78	.81	.81
Ratio of net expenses
to average net assets	.73[c]	.73	.75	.78	.80	.74
Ratio of interest and
expense related to
floating rate notes
issued to average
net assets	.01[c]	.01	.02	.06	.09	.09
Ratio of net investment
income to average
net assets	3.81[c]	3.97	4.15	3.97	3.92	4.02
Portfolio Turnover Rate	6.35[b]	11.35	16.88	42.55	30.27	46.18
Net Assets,
end of period
($ x 1,000)	1,395,043	1,430,008	1,371,586	1,465,596	1,241,717	1,234,243

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

TheFund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus NewYork Tax Exempt Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

TheFund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund’s investments:

	Level 1—	Level 2—Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	1,402,075,525	—	1,402,075,525

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at November 30, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements.These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended May 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $2,771,501 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2010. If not applied, the carryover expires in fiscal 2018.

TheFund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2010 was as follows: tax exempt income $55,317,696. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager or the Manager will bear, such excess expense. During the period ended November 30, 2010, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining share-

holder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2010, the fund was charged $367,227 pursuant to the Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2010, the fund was charged $162,032 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2010, the fund was charged $17,565 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $982.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2010, the fund was charged $42,608 pursuant to the custody agreement.

During the period ended November 30, 2010, the fund was charged $3,345 for services performed by the Chief Compliance Officer.

TheFund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $695,397, custodian fees $27,349, chief compliance officer fees $1,152 and transfer agency per account fees $80,310.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2010, amounted to $89,610,495 and $109,597,903, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended November 30, 2010, was approximately $12,000,000, with a related weighted average annualized interest rate of .91%.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended November 30, 2010.

At November 30, 2010, accumulated net unrealized appreciation on investments was $46,314,912, consisting of $57,972,944 gross unrealized appreciation and $11,658,032 gross unrealized depreciation.

At November 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

TheFund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 8-9, 2010, the Board considered the renewal of the fund’s Management Agreement with Dreyfus pursuant to which Dreyfus provides the fund with investment advisory and certain administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was variously above or below the Performance Group median, and at or above the Performance Universe median, for the various periods.

The Board also noted that the fund’s yield performance was variously at, above, or below the Performance Group and Performance Universe medians for the respective one-year periods (in the first or second quartile of the Performance Universe for all years except one). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

TheFund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

They noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians, and the fund’s total expenses approximated the Expense Group median and were below the Expense Universe median.

The Board received a presentation from the fund’s portfolio manager regarding the fund’s transition in 2009 from a generally lower average credit quality portfolio to a generally higher average credit quality portfolio and the impact that the timing of this transition has had on relative performance.The Board noted, as it had in prior meetings, that while this transition may have been implemented too soon in retrospect, the Board expressed its support for pursuing this strategy in the current volatile environment for municipal bonds generally.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees paid to Dreyfus or its affiliates by funds in the same Lipper category as the fund, or by separate accounts and/or other types of client portfolios managed by Dreyfus or Standish Mellon Asset Management Company, a Dreyfus affiliate and the primary employer of the fund’s primary portfolio managers, considered to have similar investment strategies and policies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts. Representatives of Dreyfus noted that neither Dreyfus nor Standish manage any institutional separate accounts considered to have similar investment strategies and policies as the fund.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable given the services rendered and service levels provided by Dreyfus.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent, and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance, in light of the considerations described above.

TheFund 43

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York Tax-Exempt Bond Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 24, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	January 24, 2011

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6